LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of earnings per share, basic and diluted

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	(962,259)	(1,588,712)	(2,658,184)	(385,400)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	—	—	—
Net loss attributable to ordinary shareholders - basic and diluted	(982,027)	(1,588,712)	(2,658,184)	(385,400)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	2,400,874,197	3,441,729,444	3,623,838,985	3,623,838,985
Basic and diluted loss per share	(0.41)	(0.46)	(0.73)	(0.11)